The Flex-funds
--------------

    The Money Market Fund
    2002 Semi-Annual Report
    June 30, 2002

                 [GRAPHIC]

                                         The Flex-funds
                                         --------------

                                         Managed by a Meeder Financial Company

                                         6000 Memorial Drive, Dublin Ohio, 43017

                                         Call Toll Free 800-325-3539 | 760-2159

                                         Fax: 614-766-6669 | www.flexfunds.com

                                         Email: flexfunds@meederfinancial.com

2                                        2002 Semi-Annual Report | June 30, 2002

The Flex-funds
--------------

The Money Market Fund

     ---------------------------------------------------------------------------------------------------------------------------
     Performance Perspective
     Period & Average Annual Total Returns             3                 Year         1            5           10          Since
     as of June 30, 2002                          Months              -to-Date     year        years        years      Inception
     ---------------------------------------------------------------------------------------------------------------------------
     The Money Market Fund                          0.41%                0.84%     2.37%        4.82%        4.66%        5.76%1
     ---------------------------------------------------------------------------------------------------------------------------
     Average Money Market Fund3                     0.27%                0.56%     1.76%        4.35%        4.28%        5.33%2
     ---------------------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------------------
     Current & Effective Yields*            7-day simple yield: 1.69%                        7-day compound yield: 1.70%
     ---------------------------------------------------------------------------------------------------------------------------

1 Inception Date: 3/27/85 2 Average Annual total return from 3/31/85 to 6/30/02. 3 Source for average money market fund data: Lipper, Inc.
* Yield quotations more closely reflect the current earnings of The Money
Market Fund than do total return quotations.

--------------------------------------------------------------------------------

Semi-Annual Market Perspective

[GRAPHIC]

Joseph A. Zarr
Co-Portfolio Manager

The Flex-funds Money Market Fund continued to exhibit strong performance over its peer group throughout the first half of 2002. As of June 30, the Fund ranked among the top 10 general purpose money market funds for highest 7-day yield, according to iMoneyNet, Inc. Moreover, as of the end of the 2nd Quarter the Fund ranked in the top 5% of all general purpose money market funds for average annual total return for all periods monitored by Lipper, Inc.

[GRAPHIC]

Richard A. Clemens
Co-Portfolio Manager

Money market rates have increased slightly since the start of the year, reflecting market anticipation for future rate hikes by the Federal Reserve Board. Slow signs of improvement in the U.S. economy, however, led the Fed to adopt a neutral monetary policy in January and maintain the Fed funds target rate at 1.75% throughout the six-month period. Rates for longer-term securities climbed more than short-term securities, and we extended the Fund's average maturity to seek the higher yields available on longer-term securities.

We also increased our allocation to high-quality corporate notes and commercial paper, as the yield spread between corporate and government debt securities widened. The recent allegations of fraud and accounting irregularities from many companies has led us to adopt a more selective focus on creditworthiness in our security selection process.

--------------------------------------------------------------------------------
Portfolio Holdings"                                          as of June 30, 2002

                                                1) Variable Rate Notes     30%
                                                2) Corporate Notes         23%
[GRAPHIC]                                       3) Repurchase Agreements   18%
                                                4) U.S. Govt. Agency Notes 16%
                                                5) Commercial Paper        13%

"Portfolio holdings subject to change.
--------------------------------------------------------------------------------

As we enter the second half of 2002, The Money Market Fund is positioned for a trend of increasing money market rates, but perhaps more slowly than previously expected. Due to the increased uncertainty of future surprises from the accounting world, we are seeking investments in issuers only if we believe they have high quality creditworthiness.

Past performance does not guarantee future results. Except for the current and effective yields, all performance figures represent period and average annual total returns for the periods ended June 30, 2002 and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investments in The Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to perserve the value of your investment at $1.00 per share, it is possible to lose money by investing in The Money Market Fund. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Money Market Fund during the periods shown above. Without such waivers the Fund's rankings may have been lower. To obtain a prospectus containing more information about the Fund, including fees and expenses that apply to a continued investment in the Fund, please call Toll Free 800-325-3539, or write The Flex-funds, P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

-------------------------------------------------------------------------------

2002 Semi-Annual Report | June 30, 2002                                       3

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                            Money Market Portfolio

                            Money Market Portfolio


                                               Principal
                                                Amount
                              Coupon/           ($) or
                               Yield  Maturity  Shares     Value ($)
                              ------- -------- ---------- -----------
  Commercial Papers -- 12.6%
Duff & Phelps Utility &
 Corp. Bond Trust,
 Inc. ***                      1.87%  11/13/02  3,998,000   3,969,664
General Electric Capital
 Corp.                         1.65%  07/16/02 10,000,000   9,993,125
General Dynamics               2.06%  09/27/02  1,800,000   1,790,936
Huntington Bank, NA            1.95%  11/29/02    550,000     545,501
Huntington Bank, NA            1.85%  12/13/02    500,000     495,760
Toronto Dominion Holdings      1.95%  09/09/02  5,000,000   4,981,041
University of California       1.95%  09/16/02  1,329,000   1,323,457
Verizon Net Funding            2.12%  11/15/02 10,000,000   9,925,792
                                                          -----------
Total Commercial Papers
 (Cost $33,025,276)                                        33,025,276
                                                          -----------
  Corporate Obligations -- 51.5%
Aquarium Holdings
 KY ***                        1.98%* 07/05/02    108,000     108,000
Austin Printing Co., Inc. ***  2.00%* 07/05/02  2,235,000   2,235,000
Bank One Corp.                 6.40%  03/01/02  3,571,000   3,584,315
Bank One Corp.                 6.40%  08/01/02  2,790,000   2,800,515
Bank One Corp.                 7.25%  08/01/02  1,020,000   1,024,450
Bank Of America                7.87%  12/01/02  4,300,000   4,401,291
Bank Of America                7.50%  10/15/02  2,000,000   2,031,696
Bank Of America                7.20%  09/15/02  3,000,000   3,029,728
Bear Stearns                   6.45%  08/01/02  1,000,000   1,003,494
Bear Stearns                   6.45%  08/01/02  1,500,000   1,505,630
Bath Technologies, Inc. ***    2.01%* 07/05/02  1,380,000   1,380,000
Beaver Creek
 Enterprise ***                2.00%* 07/05/02  1,820,000   1,820,000
Care Life Project ***          2.00%* 07/05/02    300,000     300,000
Cascade Plaza Project***       2.00%* 07/05/02  8,600,000   8,600,000
Caterpillar, Inc.              5.96%  01/09/03  1,200,000   1,223,335
Citigroup, Inc.                5.50%  07/05/02  3,044,000   3,124,368
Clark Grave Vault Co. ***      1.98%* 07/05/02  1,650,000   1,650,000
Coughlin Family Prop.,
 Inc. ***                      1.98%* 07/05/02  2,420,000   2,420,000
Danis Construction Co. ***     1.98%* 07/05/02  3,000,000   3,000,000
Duke Energy Corp.              6.63%  02/01/03  1,000,000   1,025,744
Duke Energy Corp.              7.13%  09/03/02    400,000     403,408
Duke Energy Corp.              7.13%  09/02/02  1,600,000   1,614,011
Espanola/Nambe ***             2.00%* 07/05/02  1,440,000   1,440,000
Exxon Capital                  1.89%  07/01/02  2,836,000   2,852,367
Georgia Power                  5.75%  08/15/02  2,350,000   2,399,083
Goldman Sachs                  7.80%  07/15/02  1,000,000   1,002,220
Goldman Sachs                  7.80%  07/15/02  2,650,000   2,655,901
Gordon Flesch Co.
 Project ***                   2.00%* 07/05/02  1,000,000   1,000,000
Hancor, Inc. ***               2.00%* 07/05/02    300,000     300,000
Isaac Tire, Inc. ***           1.98%* 07/05/02    900,000     900,000
J.P. Morgan                    7.25%  09/15/02  2,500,000   2,526,444
K.L. Morris, Inc. ***          1.98%* 07/05/02  2,110,000   2,110,000
Keiser Street, Inc.***         2.00%* 07/05/02  1,000,000   1,000,000
Martin Wheel Co., Inc. ***     2.14%* 07/05/02  2,485,000   2,485,000
Merrill Lynch & Co., Inc.      7.25%  01/15/02  5,000,000   5,018,024
MetLife Insurance Co. ****     2.70%* 07/05/02 15,000,000  15,000,000
Miami Valley Steel ***         2.00%* 07/05/02    470,000     470,000
Mubea, Inc. ***                2.00%* 07/05/02  1,875,000   1,875,000

                                             Principal
                            Coupon/          Amount ($)
                             Yield  Maturity or Shares    Value ($)
                            ------- -------- ----------- -----------
  Corporate Obligations -- continued
Mubea, Inc. ***              2.00%* 07/05/02   7,600,000   7,600,000
O.K.I. Supply Co. ***        1.98%* 07/05/02   1,640,000   1,640,000
Osco Industries, Inc. ***    2.00%* 07/05/02   1,800,000   1,800,000
Presrite Corp. ***           2.00%* 07/05/02     680,000     680,000
Pro Tire, Inc. ***           1.98%* 07/05/02   1,080,000   1,080,000
R.I. Lampus Co. ***          2.00%* 07/05/02   1,120,000   1,120,000
Seariver Maritime, Inc. ***  2.12%* 07/01/02   5,400,000   5,400,000
SGS Tool Company ***         2.00%* 07/05/02     960,000     960,000
Suntrust Banks               7.38%  07/01/02   2,530,000   2,530,000
Target                       9.75%  07/01/02   2,000,000   2,000,000
Wachovia Bank                8.00%  11/15/02   1,004,000   1,025,569
Wachovia Bank                7.88%  07/15/02   5,000,000   5,011,341
Wachovia Bank                7.88%  07/15/02   2,000,000   2,004,591
Wal-Mart Stores, Inc.        6.88%  08/01/02     620,000     622,377
White Castle Project ***     2.00%* 07/05/02   7,250,000   7,250,000
Wisconsin Electric Power     6.63%  12/01/02   2,500,000   2,547,898
                                                         -----------
Total Corporate Obligations
 (Cost $134,590,800)                                     134,590,800
                                                         -----------
  U.S. Government Agency Obligations -- 17.4%
Federal Farm Credit Bank     6.75%  08/07/02     400,000     401,843
Federal Home Loan Bank       2.38%  10/29/02   5,000,000   5,000,264
Federal Home Loan Bank       2.50%  04/02/03   5,000,000   5,000,000
Federal Home Loan Bank       3.05%  04/22/03   5,000,000   5,000,000
Federal Home Loan Bank       2.65%  06/05/02   5,000,000   5,000,000
Federal Home Loan Bank       2.00%  07/05/02   3,000,000   3,000,000
Federal Home Loan Bank       2.77%  07/25/03   1,000,000   1,000,461
Federal Home Loan Bank       6.26%  10/28/02     800,000     809,839
Federal Home Loan Bank       3.50%  08/20/02   3,420,000   3,420,931
Federal Home Loan Bank       5.85%  08/07/02     750,000     752,692
Federal Home Loan Bank       6.75%  08/15/02   7,000,000   7,029,057
Federal National Mortgage
 Association                 6.75%  08/15/02     150,000     150,893
Federal National Mortgage
 Association                 6.83%  11/01/02     250,000     254,028
Freddie Mac                  2.21%  07/18/02   3,680,000   3,676,160
Freddie Mac                  2.20%  01/30/03   5,000,000   5,000,000
                                                         -----------
Total U.S. Government
 Agency Obligations
 (Cost $45,496,168)                                       45,496,168
                                                         -----------
  U.S. Treasury Obligations -- 0.0%
U.S. Treasury Bill **        1.84%  11/29/02      63,100      62,613
                                             ----------- -----------
Total U.S. Treasury Obligations
 (Cost $62,613)                                               62,613
                                                         -----------
  Repurchase Agreements -- 18.0%
Salomon Smith Barney, Inc.,
 2.05%, 07/01/02, (Collateralized
 by $47,861,066 various
 Commercial Paper, at 3.09 --
 3.38%, due 08/21/02 --
 08/26/02, value --
  $47,621,761)               2.05%  07/01/02  46,688,000  46,688,000
                                                         -----------

                                                                 The Flex-funds

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                            Money Market Portfolio


                                              Principal
                                               Amount
                             Coupon/           ($) or
                              Yield  Maturity  Shares    Value ($)
                             ------- -------- --------- -----------
  Repurchase Agreements -- continued
Total Repurchase Agreements
 (Cost $46,688,000)                                      46,688,000
                                                        -----------
Total Investments -- 99.5%
 (Cost $259,862,857)(a)                                 259,862,857
                                                        -----------
Other Assets less Liabilities -- 0.5%                     1,833,228
                                                        -----------
Total Net Assets -- 100.0%                              261,696,085
                                                        -----------
  Trustee Deferred Compensation*****
Flex-funds Highlands Growth
 Fund                                           1,208        16,115
Flex-funds Muirfield Fund                       2,632        10,818
Flex-funds Total Return
 Utilities Fund                                   631         9,042
Meeder Advisor International
 Equity Fund                                    1,027        10,321
                                                        -----------
Total Trustee Deferred
 Compensation
 (Cost $46,296)                                              46,296
                                                        -----------

(a)   Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of June 30, 2002. Maturity date reflects the next rate change date.
**    Pledged as collateral on Letter of Credit.
*** Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of June 30, 2002, securities restricted as to resale to institutional investors represented 21.2% of the Portfolio.
**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of June 30, 2002, illiquid securities represented 5.8% of the Portfolio.
***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

The Flex-funds

Statement of Assets & Liabilities
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                                The Money
                                                               Market Fund
                                                               ------------
    Assets
    Investments in corresponding portfolio, at value           $237,719,296
    Receivable from investment advisor                               29,920
    Other assets                                                     50,134
    -----------------------------------------------------------------------
    Total Assets                                                237,799,350
    -----------------------------------------------------------------------

    Liabilities
    Dividends payable                                               316,189
    Accrued distribution plan fees (12b-1)                           31,572
    Accrued transfer agent and administrative fees                   21,161
    Other accrued liabilities                                         8,725
    -----------------------------------------------------------------------
    Total Liabilities                                               377,647
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Total Net Assets                                           $237,421,703
    -----------------------------------------------------------------------

    Net Assets
    Capital                                                    $237,421,703
    -----------------------------------------------------------------------
    Total Net Assets                                           $237,421,703
    -----------------------------------------------------------------------

    Capital Stock Outstanding                                   237,421,703
     (indefinite number of shares authorized, $0.10 par value)
    Net Asset Value, Offering and Redemption Price Per Share   $       1.00

See accompanying notes to financial statements.

                                                                 The Flex-funds

Statement of Operations
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                                The Money
                                                               Market Fund
                                                               -----------
      Net Investment Income from Corresponding Portfolio
      Interest                                                 $2,393,789
      Expenses net of reductions                                 (230,151)
      --------------------------------------------------------------------
      Total Net Investment Income from Corresponding Portfolio  2,163,638
      --------------------------------------------------------------------

      Fund Expenses
      Administrative                                               56,003
      Transfer agent                                               82,891
      Audit                                                         1,745
      Legal                                                           817
      Printing                                                     28,490
      Distribution plan (12b-1)                                    86,690
      Postage                                                      34,995
      Registration and filing                                      12,683
      Insurance                                                     4,076
      Other                                                        19,612
      --------------------------------------------------------------------
      Total Expenses Before Reductions                            328,002
      --------------------------------------------------------------------

      Expenses reimbursed by investment advisor                   (56,333)
      --------------------------------------------------------------------
      Net Expenses                                                271,669
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Net Investment Income                                     1,891,969
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Net Change in Net Assets Resulting from Operations       $1,891,969
      --------------------------------------------------------------------

See accompanying notes to financial statements.

The Flex-funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                 The Money Market Fund
                                                             ----------------------------
                                                                  2002           2001
                                                             -------------  -------------
Operations
Net investment income                                        $   1,891,969  $   9,586,453
------------------------------------------------------------------------------------------
Net change in net assets resulting from operations               1,891,969      9,586,453
------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                      (1,891,969)    (9,586,453)
------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions           (1,891,969)    (9,586,453)
------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                         166,436,083    414,752,340
Reinvested                                                       1,576,998      9,405,254
Redeemed                                                      (152,185,539)  (435,790,875)
------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions    15,827,542    (11,633,281)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Change in Net Assets                                      15,827,542    (11,633,281)
------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                              221,594,161    233,227,442
------------------------------------------------------------------------------------------

Net Assets -- End of Period                                  $ 237,421,703  $ 221,594,161
------------------------------------------------------------------------------------------

Share Transactions
Issued                                                         166,436,083    414,752,340
Reinvested                                                       1,576,998      9,405,254
Redeemed                                                      (152,185,539)  (435,790,875)
------------------------------------------------------------------------------------------
Net change in shares                                            15,827,542    (11,633,281)
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                 The Flex-funds

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2002 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


The Money Market Fund

                                                 2002      2001      2000      1999      1998      1997
                                               --------  --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period           $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                             0.008     0.040     0.060     0.049     0.052     0.053
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                  0.008     0.040     0.060     0.049     0.052     0.053
----------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                       (0.008)   (0.040)   (0.060)   (0.049)   (0.052)   (0.053)
----------------------------------------------------------------------------------------------------------
Total Distributions                              (0.008)   (0.040)   (0.060)   (0.049)   (0.052)   (0.053)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------------------------

Total Return
  (assumes reinvestment of distributions)(1)      0.84%     4.10%     6.20%     4.96%     5.31%     5.38%

Ratios/Supplemental Data
Net assets, end of period ($000)               $237,422  $221,594  $233,227  $232,023  $154,255  $169,335
Ratio of net expenses to average net assets(2)    0.45%     0.44%     0.41%     0.41%     0.40%     0.40%
Ratio of net investment income to average
  net assets(2)                                   1.69%     4.00%     6.01%     4.88%     5.19%     5.26%
Ratio of expenses to average net assets
  before reductions(2)(3)                         0.65%     0.62%     0.60%     0.54%     0.59%     0.59%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) Ratio includes reductions in corresponding portfolio.

See accompanying notes to financial statements.

The Flex-funds

Notes to Financial Statements
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At June 30, 2002, the Trust consisted of seven series. The accompanying financial statements relate only to The Money Market Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                        Percentage of
                                                       Portfolio Owned
                                                        by Fund as of
          Fund                  Portfolio              June 30, 2002*
          ----                  ---------              --------------
          The Money Market Fund Money Market Portfolio       91%

*There is a partner of the Portfolio that owns a de minimis position.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the notes of the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

2.  Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services.

                                                                 The Flex-funds

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.08% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund. The Fund is currently subject to an expense cap, thus the basis point fee has been reduced by 0.02%.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has agreed to reduce its fees and/or reimburse expenses, including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) to the extent necessary to achieve an effective yield for the Fund that will rank in the top 10% of yields for all general purpose money market funds in 2002. Such reduction and/or reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2002, MAM reimbursed $56,333 to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan that limits the Fund, on an annual basis, to pay 0.20% of average daily net assets for such expenses.

The Flex-funds

Statement of Assets & Liabilities
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                               Money
                                                              Market
                                                             Portfolio
                                                            ------------
        Assets
        Investments, at value*                              $213,174,857
        Repurchase agreements, at value*                      46,688,000
        Trustee deferred compensation investments, at value       46,296
        Cash                                                     411,815
        Receivable from corresponding Fund                       407,330
        Interest and dividend receivable                       2,091,604
        Prepaid expenses/other assets                              1,231
        ----------------------------------------------------------------
        Total Assets                                         262,821,133
        ----------------------------------------------------------------

        Liabilities
        Payable for securities purchased                       1,031,693
        Payable for Trustee Deferred Compensation Plan            46,296
        Payable to investment advisor                             29,209
        Accrued fund accounting fees                               5,487
        Other accrued liabilities                                 12,363
        ----------------------------------------------------------------
        Total Liabilities                                      1,125,048
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        Total Net Assets                                    $261,696,085
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        * Investments, at cost                              $259,862,857
        ----------------------------------------------------------------

See accompanying notes to financial statements.

                                                                 The Flex-funds

Statement of Operations
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                               Money
                                                              Market
                                                             Portfolio
                                                            ----------
         Investment Income
         Interest                                           $2,776,417
         --------------------------------------------------------------
         Total Investment Income                             2,776,417
         --------------------------------------------------------------

         Expenses
         Investment advisor                                    398,739
         Fund accounting                                        31,322
         Trustee                                                 4,476
         Audit                                                   6,687
         Custodian                                              19,786
         Legal                                                     875
         Insurance                                               5,195
         Other                                                   3,721
         --------------------------------------------------------------
         Total Expenses Before Reductions                      470,801
         --------------------------------------------------------------

         Investment advisor fees waived                       (204,128)
         --------------------------------------------------------------
         Total Net Expenses                                    266,673
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Investment Income                               2,509,744
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Change in Net Assets Resulting from Operations $2,509,744
         --------------------------------------------------------------

See accompanying notes to financial statements.

The Flex-funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                           Money Market Portfolio
                                                        ----------------------------
                                                             2002           2001
                                                        -------------  -------------
Operations
Net investment income                                   $   2,509,744  $  14,099,302
-------------------------------------------------------------------------------------
Net change in net assets resulting from operations          2,509,744     14,099,302
-------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                             174,922,364    638,416,530
Withdrawals                                              (186,065,975)  (679,391,675)
-------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of
  investors' beneficial interests                         (11,143,611)   (40,975,145)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Change in Net Assets                                 (8,633,867)   (26,875,843)
-------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                         270,329,952    297,205,795
-------------------------------------------------------------------------------------

Net Assets -- End of Period                             $ 261,696,085  $ 270,329,952
-------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                 The Flex-funds

Financial Highlights
Ratios/Supplementary Data for the Six Months Ended June 30, 2002 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


Money Market Portfolio

                                                 2002     2001     2000      1999      1998     1997
                                               -------- -------- -------- ---------- -------- --------

Total Return(1)                                   0.96%    4.54%    6.61%      5.37%    5.71%    5.78%
Net assets, end of period ($000)               $261,696 $270,330 $297,206 $1,104,197 $798,269 $587,019
Ratio of net expenses to average
  net assets(2)                                   0.21%    0.21%    0.19%      0.18%    0.18%    0.18%
Ratio of net investment income to average net
  assets(2)                                       1.94%    4.26%    6.05%      5.07%    5.39%    5.47%
Ratio of expenses to average net assets before
  reductions(2)                                   0.36%    0.35%    0.30%      0.30%    0.30%    0.31%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.

See accompanying notes to financial statements.

The Flex-funds

Notes to Financial Statements
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution. The investment objective of the Money Market Portfolio is to seek to provide current income while maintaining a stable share price of $1.00 by investing primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. The Portfolio obtains prices from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees"). Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

2.  Investment Transactions

As of June 30, 2002, the aggregate cost basis of investments for federal income tax purposes was $259,862,857.

3.  Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management,

                                                                 The Flex-funds
research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 2002, MAM agreed to reduce $204,128 of investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

    a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets,

       or

    b. $30,000.

The Flex-funds

Trustees and Officers
--------------------------------------------------------------------------------

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Portfolio and elect their officers. The officers are responsible for the Portfolios day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Flex-funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including The Flex-funds, Meeder Advisor Funds, and the corresponding portfolios of The Flex-funds and Meeder Advisor Funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

                                    Position and Length of
Name, Address(1), and Year of Birth       Service(2)        Principal Occupation During Past Five Years
----------------------------------- ---------------------- ---------------------------------------------

      Robert S. Meeder, Sr.*        Trustee and President  Chairman of Meeder Asset Management, Inc.,
      Year of Birth: 1929                                  an investment advisor; Chairman and Director
                                                           of Mutual Funds Service Co., the Fund
                                                           Complex's transfer agent; Director of Adviser
                                                           Dealer Services, Inc., the Fund Complex's
                                                           Distributor.

      Milton S. Bartholomew         Trustee                Retired; formerly a practicing attorney in
      Year of Birth: 1929                                  Columbus, Ohio; member of the Fund
                                                           Complex's Audit Committee.

      Roger D. Blackwell            Trustee                Professor of Marketing and Consumer
      Year of Birth: 1940                                  Behavior, The Ohio State University;
                                                           President of Blackwell Associates, Inc., a
                                                           strategic consulting firm.

      Robert S. Meeder, Jr.*        Trustee and            President of Meeder Asset Management, Inc.
      Year of Birth: 1961           Vice President

      Walter L. Ogle                Trustee                Retired; formerly Executive Vice President of
      Year of Birth: 1937                                  Aon Consulting, an employee benefits
                                                           consulting group; member of the Fund
                                                           Complex's Audit Committee.

      Charles A. Donabedian         Trustee                President, Winston Financial, Inc., which
      Year of Birth: 1943                                  provides a variety of marketing consulting
                                                           services to investment management
                                                           companies; CEO, Winston Advisors, Inc., an
                                                           investment advisor; member of the Fund
                                                           Complex's Audit Committee.

      James W. Didion               Trustee                Retired; formerly Executive Vice President of
      Year of Birth: 1930                                  Core Source, Inc., an employee benefit and
                                                           Workers' Compensation administration and
                                                           consulting firm (1991 - 1997).

      Jack W. Nicklaus              Trustee                Designer, Nicklaus Design, a golf course
      Year of Birth: 1961                                  design firm and division of The Nicklaus
                                                           Companies.

(1) The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

                                                                 The Flex-funds

Manager and Investment Advisor:
Meeder Asset Management
6000 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees
Milton S. Bartholomew
Dr. Roger D. Blackwell
James Didion
Charles Donabedian
Robert S. Meeder, Sr.
Robert S. Meeder, Jr.
Jack Nicklaus II
Walter L. Ogle

Custodian
U.S. Bank, N.A.
Cincinnati, Ohio 45201

Transfer Agent Dividend Disbursing Agent
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, Ohio 43017

Auditors
KPMG LLP
Columbus, Ohio 43215



























                                        2002 Semi-Annual Report | June 30, 2002

The Flex-funds
--------------
Managed by a Meeder Financial Company
6000 Memorial Drive, Dublin Ohio, 43017
Call Toll Free 800-325-3539 / 760-2159
Fax: 614-766-6669 / www.flexfunds.com
Email: flexfunds@meederfinancial.com